Integration and Restructuring Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Organization Optimization Program [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	$ 22.7	$ 18.6	$ 1.3
Restructuring and Related Cost, Cost Incurred to Date	42.6
Organization Optimization Program [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	10.1	12.4	1.3
Restructuring and Related Cost, Cost Incurred to Date	23.8
Organization Optimization Program [Member] | Outside Services and Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	0.4	1.8	0.0
Restructuring and Related Cost, Cost Incurred to Date	2.2
Organization Optimization Program [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	12.2	4.4	0.0
Restructuring and Related Cost, Cost Incurred to Date	16.6
Big Heart [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	26.6	64.1	145.2
Restructuring and Related Cost, Cost Incurred to Date	271.9
Big Heart [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	8.5	16.3	52.4
Restructuring and Related Cost, Cost Incurred to Date	90.6
Big Heart [Member] | Outside Services and Consulting [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	11.6	33.9	56.0
Restructuring and Related Cost, Cost Incurred to Date	117.6
Big Heart [Member] | Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost, incurred cost	6.5	$ 13.9	$ 36.8
Restructuring and Related Cost, Cost Incurred to Date	$ 63.7